FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Cash	$ 5,304,097	$ 4,100,608	$ 21,648	$ 33,542
Level 1
Disclosure of financial assets [line items]
Cash	5,304,097	4,100,608	21,648
Level 2
Disclosure of financial assets [line items]
Cash	0	0	0
Level 3
Disclosure of financial assets [line items]
Cash	$ 0	$ 0	$ 0